Earnings / (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings / (Loss) Per Share [Abstract]
Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	Unaudited 6 months ended June 30,
Earnings / (loss) per share	2026	2025
Net loss attributable to SEALSQ Corp (USD’000)	(27,712)	(20,030)
Effect of potentially dilutive instruments on net earnings (USD’000)	n/a	n/a
Net loss after effect of potentially dilutive instruments attributable to SEALSQ Corp (USD’000)	(27,712)	(20,030)

Ordinary Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	209,809,568	108,980,395
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	209,809,568	108,980,395

Net loss per Ordinary Share
Basic weighted average loss per share attributable to SEALSQ Corp (USD)	(0.13)	(0.17)
Diluted weighted average loss per share attributable to SEALSQ Corp (USD)	(0.13)	(0.17)

F Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,800	1,499,800
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average shares outstanding - diluted	1,499,800	1,499,800

Net loss per F Share
Basic weighted average loss per share attributable to SEALSQ Corp (USD)	(0.64)	(0.86)
Diluted weighted average loss per share attributable to SEALSQ Corp (USD)	(0.64)	(0.86)